Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

On December 14, 2021, the Company consummated its Initial Public Offering of 28,750,000 Units, which included the exercise of the underwriters’ option to purchase an additional 3,750,000 Over-Allotment Units at the initial public offering price, generating gross proceeds of $287.5 million, and incurring offering costs of approximately $20.7 million, of which approximately $10.1 million was for deferred underwriting fees.

Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

Note 3 — Initial Public Offering

On December 14, 2021, the Company consummated its Initial Public Offering of 28,750,000 Units, which included the exercise of the underwriters’ option to purchase an additional 3,750,000 Over-Allotment Units at the initial public offering price, generating gross proceeds of $287.5 million, and incurring offering costs of approximately $20.7 million, of which approximately $10.1 million was for deferred underwriting fees.

Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).